PREPAYMENTS AND OTHER CURRENT ASSETS - Summary of Prepayment And Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible value-added tax input	¥ 26,330	$ 3,817	¥ 40,690
Prepayments for CRO and other services	5,296	768	4,614
Deposits	3,355	486	4,083
Deferred expenses	408	59	531
Prepayment for raw materials	1,448	210	2,335
Others	714	103	206
Prepaid expense and other assets current	¥ 37,551	$ 5,443	¥ 52,459